NOTE 7 –LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTE 7 –LOANS PAYABLE

NOTE 6 –LOANS PAYABLE

Loans payable as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30,	December 31,		Interest
	2023	2022	Term	rate
Martus	$97,465	$94,342	Note was issued on October 23, 2018 and due on January 2, 2024	5.0%
Darlene Covid19	102,418	108,150	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Promissory note payable	165,000	—	Note was issued April 4, 2023 and due on April 4, 2024	24.0%
Total	364,883	202,492
Less: Unamortized debt discount	(11,250)	—
Total loans payable	353,633	202,492
Less: Current portion of loans payable	(251,215)	(94,342)
Long-term loans payable	$102,418	$108,150

Loans payable - related parties as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30,	December 31,		Interest
	2023	2022	Term	rate
49% of Shareholder of SwissLink	$20,299	$19,649	Note is due on demand	0%
49% of Shareholder of SwissLink	223,460	216,300	Note is due on demand	5%
Total	243,759	235,949
Less: Current portion of loans payable	243,759	235,949
Long-term loans payable	$—	$—

During the six months ended June 30, 2023, the Company borrowed from a third party totaling $165,000, which includes original issue discount and financing costs of $15,000.

During the six months ended June 30, 2023 and 2022, the Company recorded interest expense of $9,460 and $18,724 and recognized amortization of discount, included in interest expense, of $3,750 and $7,407, respectively.

NOTE 7 –LOANS PAYABLE

Loans payable at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,		Interest
	2022	2021	Term	rate
Bridge Loan	$—	$222,222	Note was issued on November 1, 2020 and due on January 30, 2022	18.0%
Martus	94,342	100,634	Note was issued on October 23, 2018 and due on January 3, 2023	5.0%
Swisspeers AG	—	9,605	Note was issued on April 8, 2019 and due on October 4, 2022	7.0%
Darlene Covid19	108,150	109,690	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	202,492	442,151
Less: Unamortized debt discount	—	(7,406)
Total loans payable	202,492	434,745
Less: Current portion of loans payable	(94,342)	(315,450)
Long-term loans payable	$108,150	$119,295

Loans payable - related parties at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,		Interest
	2022	2021	Term	rate
49% Shareholder of SwissLink	$19,649	$19,929	Note is due on demand	0%
49% Shareholder of SwissLink	216,300	219,379	Note is due on demand	5%
Total	235,949	239,308
Less: Current portion of loans payable	(235,949)	(239,308)
Long-term loans payable	$—	$—

During the years ended December 31, 2022 and 2021, the Company borrowed from third parties totaling $0 and $600,000, which includes original issue discount and financing costs of $0 and $66,666 and repaid the principal amount of $232,018 and $344,483, respectively.

During the years ended December 31, 2022 and 2021, the Company recorded interest expense of $22,234 and $191,281 and recognized amortization of discount, included in interest expense, of $7,407 and $78,481, respectively.

During the year ended December 31, 2021, a $1,647,150 (CHF 1,518,909) related party loan was forgiven and the Company recorded it as additional paid in capital.

During the year ended December 31, 2021, the Company settled loans payable of $1,516,667 by issuing 2,230,394 shares of common stock valued at $2,056,530. As a result, the Company recorded loss on settlement of debt of $539,863.